April 3, 2017

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE:      Dreyfus State Municipal Bond Funds
            1933 Act File No.:  33-10238
            1940 Act File No.:  811-04906
            CIK No.:  0000806176

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Prospectus for Class T shares and Statement of Additional Information of the above-referenced Fund, that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 71 to the Registration Statement, electronically filed with the Securities and Exchange Commission on March 28, 2017, with the exception of the Supplement to the Class T Prospectus and Statement of Additional Information dated March 31, 2017.

Please address any comments or questions to my attention at 212-922-6838.

Sincerely,

/s/Loretta Johnston
Loretta Johnston
Supervisory Paralegal